EQUINOX FUNDS TRUST

November 1, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re:	Equinox Funds Trust – Equinox Ampersand Strategy Fund

Post-Effective Amendment No. 117 to the Registration Statement on Form N-1A

Registration File Nos. 333-168569 and 811-22447

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by Equinox Funds Trust (the “Trust”), on behalf of its series the Equinox Ampersand Strategy Fund, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the prospectus and statement of Additional Information dated November 1, 2019 that would have been filed pursuant to paragraphs (b) or (c) of Rule 497 under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 117 to the Trust’s Registration Statement on Form N-1A, which was filed electronically via EDGAR on October 25, 2019 (SEC Accession No. 0001193125-19-274721).

Questions related to this filing should be directed to John M. Ford of Pepper Hamilton LLP at (215) 981-4009.

Very truly yours,

/s/ Robert Enck
Robert Enck
President

cc:         Mr. John M. Ford, Esq.